Shareholders' Equity (Details) - shares		1 Months Ended	12 Months Ended
	Mar. 26, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 14, 2021
Shareholders' Equity
Number of shares issued during period					23,261,694
Issued shares - convertible loans	20,533,259	19,156,185	274,272
Share buy-back - treasury shares					205,704
After reorganization
Shareholders' Equity
Number of shares outstanding, beginning balance			285,657,980	197,427,271	155,009,392
Outstanding as adjusted, beginning balance			284,403,289	197,221,567
Number of shares issued during period			91,524,935	45,000,000	23,261,694
Outstanding as adjusted, ending balance			393,283,886	284,403,289	197,221,567
Issued shares - convertible loans				20,533,259	19,156,185
Share buy-back - treasury shares					(205,704)
Issued shares for share-based payments exercised			10,857,264
Warrants exercised			10
Issued shares - ELOC			5,618,697
Conversion of Class B Shares			525,000
Repurchase of Class B Shares			50,000
Reorganization as of September 14, 2021				22,697,450
Treasury shares			(950,000)	(375,000)
Treasury shares (due to consolidation)				(879,691)
Number of shares outstanding, ending balance			394,233,886	285,657,980	197,427,271
Class A shares
Shareholders' Equity
Number of shares outstanding, beginning balance			261,244,915	173,014,206	130,596,327
Outstanding as adjusted, beginning balance			259,990,224	172,808,502
Number of shares issued during period			91,524,935	45,000,000	23,261,694
Outstanding as adjusted, ending balance			369,820,821	259,990,224	172,808,502
Issued shares - convertible loans				20,533,259	19,156,185
Share buy-back - treasury shares					(205,704)
Issued shares for share-based payments exercised			10,857,264
Warrants exercised			10
Issued shares - ELOC			5,618,697
Conversion of Class B Shares			525,000
Repurchase of Class B Shares			50,000
Reorganization as of September 14, 2021				22,697,450
Treasury shares				(375,000)
Treasury shares (due to consolidation)				(879,691)
Number of shares outstanding, ending balance			369,820,821	261,244,915	173,014,206
Exchange of shares			5,356,000
Class B shares
Shareholders' Equity
Number of shares outstanding, beginning balance			24,413,065	24,413,065	24,413,065
Outstanding as adjusted, beginning balance			24,413,065	24,413,065
Outstanding as adjusted, ending balance			23,463,065	24,413,065	24,413,065
Conversion of Class B Shares			(525,000)	0
Treasury shares			(425,000)
Number of shares outstanding, ending balance			23,888,065	24,413,065	24,413,065
Exchange of shares						24,413,065
Class C shares
Shareholders' Equity
Conversion of Class B Shares			525,000
Treasury shares			(525,000)
Number of shares outstanding, ending balance			525,000
Exchange of shares			0